Consolidated Statements of Operations and Comprehensive Income (Loss) (Parentheticals) - $ / shares	12 Months Ended
	Sep. 30, 2023	Sep. 30, 2022	Sep. 30, 2021
Income Statement [Abstract]
Diluted earnings per share	$ 0.13	$ 0.29	$ 0.14
Diluted weighted average number of ordinary shares	50,810,274	50,000,000	100,000,000